Expense Example - R2 R3 R4 R5 Shares - JPMorgan Investor Growth Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years
USD ($)	127	397	686	1,511	102	318	552	1,225	77	240	417	930	61	192	335	750